Employee costs and share plans for employees - AstraZeneca Investment Plan, Restricted Share Plan and Extended Incentive Plan (Details)	12 Months Ended
Dec. 31, 2023 employee
AstraZeneca Investment Plan
Share plans
Vesting period, share-based payment arrangements	8 years
Period of performance conditions	4 years
AstraZeneca Restricted Share Plan
Share plans
Number of times plan was used during period	5
Number of employees granted awards	305
Astrazeneca Extended Incentive Plan
Share plans
Percentage of awards vesting at fifth anniversary of grant date	50.00%
Percentage of awards vesting at tenth anniversary of grant date	50.00%